Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 0	$ 0	$ 0
State	12,250	11,327	4,645
Foreign	7,382	6,204	1,795
Deferred
Federal	80,698	63,585	23,707
State	27,276	8,917	(2,671)
Foreign	(1,031)	(1,170)	9,052
Total income tax expense from continuing operations	$ 126,575	$ 88,863	$ 36,528